Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business combinations
Business Combinations
Schedule of assets and liabilities acquired for business combination
Escola Start Ltda.
Current assets
Cash and cash equivalents	888
Trade receivables (iv)	986
Inventories	349
Other receivables	226
Total current assets	2,449

Non-current assets
Property and equipment	796
Intangible assets	3,667
Intangible assets - Customer Portfolio (ii)	1,844
Intangible assets – Trademarks (iii)	1,823
Total non-current assets	4,463

Total Assets	6,912

Current liabilities
Contractual obligations and deferred income	2,766
Deferred income tax and social contribution	1,794
Other liabilities	940
Total current liabilities	5,500

Non-current liabilities
Other liabilities	16
Tax Installments	93
Total non-current liabilities	109

Total liabilities	5,609

Net identifiable assets at fair value (A)	1,303
Total of Consideration transferred (B)	2,806
Non-controlling interest acquired (49%) (B)	639
Goodwill (B-A) (note 14) (i)	2,142

(i)	Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.
(ii)	As a result of purchase price allocation, the Company identified R$ 1,844 in customer portfolio based on receivables expectation around 8% per year.
(iii)	As a result of the purchase price allocation, the Company identified R$ 1,823 in trademarks, over their estimated useful lives of 13 years.
(iv)	Accounts receivable from customers comprise gross contractual amounts due of R$1,038, of which R$52 were uncollectible on the acquisition date.